STOCK-BASED COMPENSATION PLANS	12 Months Ended
Jun. 30, 2014
STOCK-BASED COMPENSATION PLANS [Abstract]
STOCK-BASED COMPENSATION PLANS

NOTE 15. STOCK-BASED COMPENSATION PLANS

In November 2012, the Company's stockholders voted to approve the amended and restated 2005 Stock Incentive Plan (Plan). The Plan permits the Company to grant various nonqualified stock-based compensation awards, including stock options, restricted stock, performance units, deferred stock units, stock appreciation rights and other stock-based awards. The primary amendment reflected in the Plan was an increase of approximately 3 million common shares that may be issued for stock-based compensation purposes. As of June 30, 2014, the Company is authorized to grant up to approximately 7 million common shares under the Plan and, as of June 30, 2014, approximately 6 million shares were available for grant.

Compensation cost and the related income tax benefit recognized for stock-based compensation plans were classified as indicated below for the fiscal years ended June 30.

	2014	2013	2012
Cost of products sold	$4	$4	$3
Selling and administrative expenses	29	28	22
Research and development costs	3	3	2
Total compensation cost	$36	$35	$27

Related income tax benefit	$13	$13	$10

Cash received during fiscal years 2014, 2013 and 2012 from stock options exercised under all stock-based payment arrangements was $86, $121 and $79, respectively. The Company issues shares for stock-based compensation plans from treasury stock. The Company may repurchase shares under its Evergreen Program to offset the estimated impact of share dilution related to stock-based awards (Note 13 – Stockholders' Equity).

Details regarding the valuation and accounting for stock options, restricted stock awards, performance units and deferred stock units for non-employee directors follow.

Stock Options

The fair value of each stock option award granted during fiscal years 2014, 2013 and 2012 was estimated on the date of grant using the Black-Scholes valuation model and assumptions noted in the following table:

	2014	2013	2012
Expected life	5.7 years	5.7 years	4.9 - 5.7 years
Weighted-average expected life	5.7 years	5.7 years	5.7 years
Expected volatility	18.4% to 18.5%	18.7% to 19.2%	21.9% to 25.9%
Weighted-average volatility	18.5%	19.1%	23.5%
Risk-free interest rate	1.8% to 1.9%	0.6% to 0.8%	0.9% to 1.1%
Weighted-average risk-free interest rate	1.8%	0.7%	0.9%
Dividend yield	3.4%	3.2%-3.6%	3.5%-3.8%
Weighted-average dividend yield	3.4%	3.6%	3.5%

The expected life of the stock options is based on observed historical exercise patterns. Groups of employees having similar historical exercise behavior are considered separately for valuation purposes. The Company estimates stock option forfeitures based on historical data for employee groups. The total number of stock options expected to vest is adjusted by actual and estimated forfeitures.

The expected volatility is based on implied volatility from publicly traded options on the Company's stock at the date of grant, historical implied volatility of the Company's publicly traded options and other factors. The risk-free interest rate is based on the implied yield on a U.S. Treasury zero-coupon issue with a remaining term equal to the expected term of the option. The dividend yield is based on the projected annual dividend payment per share, divided by the stock price at the date of grant.

Details of the Company's stock option activities are summarized below:

	Number of Shares	Weighted- Average Exercise Price per Share	Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)
Options outstanding as of June 30, 2013	10,257	$65	7 years	$184
Granted	1,795	84
Exercised	(1,450)	60
Cancelled	(234)	75
Options outstanding as of June 30, 2014	10,368	$69	6 years	$232

Options vested as of June 30, 2014	5,772	$64	5 years	$159

The weighted-average fair value per share of each option granted during fiscal years 2014, 2013 and 2012, estimated at the grant date using the Black-Scholes option pricing model, was $9.69, $6.96 and $9.24, respectively. The total intrinsic value of options exercised in fiscal years 2014, 2013 and 2012 was $42, $45 and $29, respectively.

Stock option awards outstanding as of June 30, 2014, have been granted at prices that are either equal to or above the market value of the stock on the date of grant. Stock option grants generally vest over four years and expire no later than ten years after the grant date. The Company recognizes compensation expense ratably over the vesting period. As of June 30, 2014, there was $17 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a remaining weighted-average vesting period of one year, subject to forfeiture changes.

Restricted Stock Awards

The fair value of restricted stock awards is estimated on the date of grant based on the market price of the stock and is amortized to compensation expense on a straight-line basis over the related vesting periods, which are generally three to four years. The total number of restricted stock awards expected to vest is adjusted by actual and estimated forfeitures. Restricted stock grants receive dividend distributions earned during the vesting period upon vesting.

As of June 30, 2014, there was $1 of total unrecognized compensation cost related to non-vested restricted stock awards, which is expected to be recognized over a remaining weighted-average vesting period of one year. The total fair value of the shares that vested in fiscal years 2014, 2013 and 2012 was less than $1, $1 and $3, respectively. The weighted-average grant-date fair value of awards granted was $89.25, $72.28 and $68.52 per share for fiscal years 2014, 2013 and 2012, respectively.

A summary of the status of the Company's restricted stock awards as of June 30 is presented below:

	Number of Shares	Weighted-Average Grant Date Fair Value per Share
	(In thousands)
Restricted stock awards as of June 30, 2013	11	$68
Granted	13	89
Vested	(3)	67
Forfeited	-	-
Restricted stock awards as of June 30, 2014	21	$81

Performance Units

The Company's performance unit grants provide for the issuance of common stock to certain managerial staff and executive management if the Company achieves certain performance targets. The performance period is three years and the final payout determination is made at the end of the three-year performance period. Performance unit grants receive dividends earned during the vesting period upon vesting.

The fair value of each grant issued is estimated on the date of grant based on the current market price of the stock. The total amount of compensation expense recognized reflects actual and estimated forfeitures, and the initial assumption that performance goals will be achieved. Compensation expense is adjusted, as necessary, on a quarterly basis based on management's assessment of the probability that performance goals will be achieved. If such goals are not met or it is determined that achievement of performance goals is not probable, any previously recognized compensation expense is adjusted in the current period to reflect the expected payout level. If it is determined that the performance goals will be exceeded, additional compensation expense is recognized, subject to a cap of 150% of the grant day target.

The number of shares issued will be dependent upon vesting and the achievement of specified performance targets. As of June 30, 2014, there was $19 in unrecognized compensation cost related to non-vested performance unit grants that is expected to be recognized over a remaining weighted-average performance period of one year. The weighted-average grant-date fair value of awards granted was $84.45, $72.11 and $68.17 per share for fiscal years 2014, 2013 and 2012, respectively.

A summary of the status of the Company's performance unit awards as of June 30 is presented below:

	Number of Shares	Weighted-Average Grant Date Fair Value per Share
	(In thousands)
Performance unit awards as of June 30, 2013	1,335	$66
Granted	347	84
Distributed	(35)	54
Forfeited	(426)	67
Performance unit awards as of June 30, 2014	1,221	$73

Perfomance units vested and deferred as of June 30, 2014	168	$56

The non-vested performance units outstanding as of June 30, 2014 and 2013, were 1,053,000 and 1,116,000, respectively, and the weighted average grant date fair value was $74.68 and $69.01 per share, respectively. No shares vested during fiscal year 2014. The total fair value of shares vested was $0, $14 and $34 during fiscal years 2014, 2013 and 2012, respectively. Upon vesting, the recipients of the grants receive the distribution as shares or, if previously elected by eligible recipients, as deferred stock. During fiscal year 2013, $13 of the vested awards was paid by the issuance of shares. During fiscal year 2013, $1 of the vested awards was deferred. Deferred shares continue to earn dividends, which are also deferred.

Deferred Stock Units for Nonemployee Directors

Nonemployee directors receive annual grants of deferred stock units under the Company's director compensation program and can elect to receive all or a portion of their annual retainers and fees in the form of deferred stock units. The deferred stock units receive dividend distributions, which are reinvested as deferred stock units, and are recognized at their fair value on the date of grant. Each deferred stock unit represents the right to receive one share of the Company's common stock following the completion of a director's service.

During fiscal year 2014, the Company granted 16,000 deferred stock units, reinvested dividends of 7,000 units and distributed 23,000 shares, which had a weighted-average fair value on grant date of $91.79, $88.96 and $66.79 per share, respectively. As of June 30, 2014, 233,000 units were outstanding, which had a weighted-average fair value on the grant date of $62.84 per share.